Cover	Jul. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-11668
Entity Registrant Name	Inrad Optics, Inc.
Entity Central Index Key	0000719494
Entity Tax Identification Number	22-2003247
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	181 Legrand Avenue
Entity Address, City or Town	Northvale
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07647
City Area Code	201
Local Phone Number	767-1910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false